1. Nature of Operations	12 Months Ended
Dec. 31, 2015
Notes
1. Nature of Operations

1. NATURE OF OPERATIONS

iMedical Innovations Inc. [the “Company” or “iMed”] was incorporated on July 3, 2014 under the laws of the Province of Ontario, Canada.  The Company is engaged in research and development activities within the remote monitoring segment of preventative care. The Company is focused on a realizable healthcare business model that has an existing market and commercialization pathway. As such, its efforts to date have been devoted in building technology that enables access to this market through the development of a tangible product.

Sensor Mobility Inc. [“Sensor”] was incorporated on July 22, 2009 under the laws of the Province of Ontario, Canada.  Sensor was also engaged in research and development activities within the remote monitoring segment of preventative care.

On August 11, 2014, all the stockholders of Sensor entered into a series of roll over agreements for the sale of their shares to iMedical Innovations Inc. in accordance with section 85 (1) of the Income Tax Act (Canada).  Pursuant to these agreements, all the stockholders of Sensor received twice the number of shares of iMed in exchange for their shares in Sensor.  Accordingly, iMed issued 11,829,500 shares in exchange for 5,914,750 shares of Sensor, which were subsequently cancelled as a result of amalgamation. The amalgamation became effective from November 21, 2014, pursuant to approval by Canada Revenue Agency.  Immediately prior to the Amalgamation, iMed had net liabilities of $237,348 and 3,300,000 outstanding shares of common stock, which are presented in the financial statements.

As the former stockholders of Sensor became the majority stockholders of iMed after amalgamation, this transaction has been accounted for as a reverse merger and was treated as an acquisition of iMed (legal acquirer) and a recapitalization of Sensor (accounting acquirer). As Sensor was the accounting acquirer, the results of its operations carried over.  Consequently, the assets and liabilities and the historical operations reflected in the financial statements for the periods prior to November 21, 2014, are those of Sensor and are recorded at historical cost basis.  Effective from November 21, 2014, the Company’s financial statements include the assets, liabilities and operations of iMed.